Note 17 - Subsequent Event (Details Textual) - Gatling [member] - Major business combination [member] $ in Millions	3 Months Ended
Mar. 31, 2022 CAD ($) Rate
Statement Line Items [Line Items]
Definitive Arrangement Agreement, rate of common shaare (Rate) | Rate	1.70263%
Percentage of ownership of common shares	0.79%
Liabilities in subsidiary or businesses acquired or disposed | $	$ 3